T. ROWE PRICE GROWTH STOCK FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.4%
COMMUNICATION SERVICES 16.9%
Entertainment 4.1%
Netflix (1)	2,896,379	1,448,276
Sea, ADR (1)	4,783,100	736,789
Spotify Technology (1)	1,802,887	437,326
		2,622,391
Interactive Media & Services 12.8%
Alphabet, Class A (1)	1,168,434	1,712,457
Alphabet, Class C (1)	994,984	1,462,229
Facebook, Class A (1)	12,429,181	3,255,203
Match Group (1)	4,229,087	467,948
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $98,340 (1)(2)(3)	386,278	98,501
Snap, Class A (1)	26,705,975	697,293
Tencent Holdings (HKD)	7,856,021	530,622
		8,224,253
Total Communication Services		10,846,644
CONSUMER DISCRETIONARY 20.9%
Auto Components 0.5%
Aptiv	3,283,704	301,050
		301,050
Automobiles 0.8%
Ferrari	2,669,384	491,407
		491,407
Hotels, Restaurants & Leisure 1.7%
Chipotle Mexican Grill (1)	366,441	455,746
DraftKings, Class A (1)	4,513,146	265,554
Wynn Resorts	4,890,431	351,182
		1,072,482
Internet & Direct Marketing Retail 14.5%
Alibaba Group Holding, ADR (1)	6,022,652	1,770,539
Amazon. com (1)	2,257,676	7,108,812

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Booking Holdings (1)	231,254	395,602
Maplebear dba Instacart, Acquisition Date: 8/7/20, Cost
$20,584 (1)(2)(3)	444,245	20,568
Maplebear dba Instacart, Non-voting, Acquisition Date: 8/7/20,
Cost $1,075 (1)(2)(3)	23,209	1,075
		9,296,596
Specialty Retail 1.7%
CarMax (1)	418,962	38,507
Carvana (1)	2,197,898	490,263
Ross Stores	6,338,574	591,515
		1,120,285
Textiles, Apparel & Luxury Goods 1.7%
Lululemon Athletica (1)	1,509,605	497,219
NIKE, Class B	4,832,214	606,636
		1,103,855
Total Consumer Discretionary		13,385,675
FINANCIALS 1.9%
Capital Markets 1.4%
Cboe Global Markets	1,510,400	132,522
MSCI	349,800	124,802
S&P Global	1,142,537	411,999
Tradeweb Markets, Class A	1,887,364	109,467
XP, Class A (1)	3,152,243	131,417
		910,207
Insurance 0.5%
Chubb	2,588,795	300,611
		300,611
Total Financials		1,210,818
HEALTH CARE 9.5%
Biotechnology 1.5%
Argenx, ADR (1)	251,375	65,991
Incyte (1)	2,709,643	243,163
Vertex Pharmaceuticals (1)	2,335,253	635,469
		944,623

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 2.9%
Alcon (CHF) (1)	1,556,350	88,238
Align Technology (1)	226,878	74,271
Intuitive Surgical (1)	1,303,464	924,860
Stryker	3,784,794	788,638
		1,876,007
Health Care Providers & Services 5.1%
Anthem	1,717,388	461,273
Centene (1)	5,716,100	333,420
Cigna	3,638,153	616,339
HCA Healthcare	3,092,466	385,569
Humana	661,743	273,889
UnitedHealth Group	3,813,259	1,188,860
		3,259,350
Total Health Care		6,079,980
INDUSTRIALS & BUSINESS SERVICES 7.0%
Aerospace & Defense 0.5%
Teledyne Technologies (1)	1,034,480	320,906
		320,906
Air Freight & Logistics 0.9%
FedEx	2,387,993	600,628
		600,628
Commercial Services & Supplies 0.7%
Cintas	1,401,867	466,583
		466,583
Industrial Conglomerates 1.0%
Roper Technologies	1,575,950	622,674
		622,674
Machinery 1.9%
Cummins	1,565,200	330,508
Fortive	5,581,254	425,347
Parker-Hannifin	1,531,000	309,783
Westinghouse Air Brake Technologies	2,160,139	133,669
		1,199,307

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Professional Services 1.0%
Equifax	1,009,111	158,329
TransUnion	5,789,396	487,062
		645,391
Road & Rail 1.0%
JB Hunt Transport Services	698,173	88,235
Norfolk Southern	848,000	181,464
Union Pacific	1,806,115	355,570
		625,269
Total Industrials & Business Services		4,480,758
INFORMATION TECHNOLOGY 40.1%
IT Services 11.7%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(2)(3)	31,461,841	284,415
Fidelity National Information Services	6,590,000	970,114
Fiserv (1)	7,258,112	747,948
Global Payments	3,257,132	578,401
Mastercard, Class A	5,115,579	1,729,935
PayPal Holdings (1)	5,479,634	1,079,652
Snowflake, Class A (1)	226,365	56,818
Snowflake, Class B, Acquisition Date: 3/17/20, Cost $5,373
(1)(2)	138,524	33,031
StoneCo, Class A (1)	2,859,608	151,245
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373
(1)(2)(3)	1,489,660	23,373
Visa, Class A	8,896,412	1,779,016
Wix. com (1)	332,900	84,840
		7,518,788
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices (1)	10,650,835	873,262
ASML Holding	1,815,050	670,244
Marvell Technology Group	10,138,057	402,481
NVIDIA	1,524,800	825,252
Taiwan Semiconductor Manufacturing, ADR	3,940,600	319,464
		3,090,703

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Software 18.1%
Adobe (1)	959,400	470,519
Avalara (1)	1,626,168	207,076
Crowdstrike Holdings, Class A (1)	1,453,395	199,580
Datadog, Class A (1)	3,370,982	344,379
Epic Games, Acquisition Date: 6/18/20, Cost $111,065 (1)(2)(3)	193,156	111,065
Intuit	2,772,890	904,544
Microsoft	25,047,700	5,268,283
Palantir Technologies, Class A (1)	7,618,496	72,071
Paycom Software (1)	1,117,871	347,993
salesforce. com (1)	6,386,933	1,605,164
ServiceNow (1)	1,543,101	748,404
Slack Technologies, Class A (1)	10,259,339	275,566
Splunk (1)	3,450,084	649,064
Temenos (CHF)	757,658	101,833
Workday, Class A (1)	1,159,364	249,414
		11,554,955
Technology Hardware, Storage & Peripherals 5.5%
Apple	30,554,472	3,538,513
		3,538,513
Total Information Technology		25,702,959
MATERIALS 0.4%
Chemicals 0.4%
Linde	940,248	223,901
Total Materials		223,901
Total Miscellaneous Common Stocks 0.7% (4)		460,058
Total Common Stocks (Cost $26,448,240)		62,390,793
CONVERTIBLE PREFERRED STOCKS 2.4%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809
(1)(2)(3)	2,187,317	180,607
Total Communication Services		180,607
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 1.5%
Automobiles 0.9%
Rivian Automotive, Series D, Acquisition Date:12/23/19,
Cost $171,132 (1)(2)(3)	15,928,143	246,727
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $357,802 (1)(2)(3)(5)	23,098,880	357,802
		604,529
Internet & Direct Marketing Retail 0.6%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $63,308
(1)(2)(3)	1,554,984	122,906
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $47,972
(1)(2)(3)	515,299	40,729
Doordash, Series G, Acquisition Date: 11/12/19, Cost $44,554
(1)(2)(3)	234,866	53,909
Doordash, Series H, Acquisition Date: 6/17/20, Cost $22,369
(1)(2)(3)	97,459	22,370
Maplebear dba Instacart, Series G, Acquisition Date: 7/2/20,
Cost $43,633 (1)(2)(3)	907,275	43,632
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $49,217 (1)(2)(3)	1,794,537	81,580
		365,126
Total Consumer Discretionary		969,655
INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.0%
Magic Leap, Series C, Acquisition Date: 1/20/16, Cost $56,026
(2)(3)	2,432,419	5,603
Magic Leap, Series D, Acquisition Date: 10/12/17,
Cost $50,853 (1)(2)(3)	1,883,455	5,085
		10,688
Software 0.6%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $43,358 (1)(2)(3)	4,692,290	43,358
GM Cruise Holding, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3)	4,605,200	84,045
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3)	1,337,376	79,903
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $65,018
(1)(2)(3)	4,956,711	92,162

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $10,918
(1)(2)(3)	832,341	15,476
Uipath, Series E, Acquisition Date: 7/9/20, Cost $2,311 (1)(2)(3)	124,319	2,312
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003
(1)(2)(3)	640,558	55,003
		372,259
Total Information Technology		382,947
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series E, Acquisition Date: 6/23/15, Cost $38,844
(1)(2)(3)	1,181,030	—
Total Real Estate		—
Total Convertible Preferred Stocks (Cost $1,394,075)		1,533,209
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS 0.4%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6)	271,989,379	271,989
Total Short-Term Investments (Cost $271,989)		271,989
Total Investments in Securities 100.2%
(Cost $28,114,304)		$64,195,991
Other Assets Less Liabilities (0.2)%		(146,420)
Net Assets 100.0%		$64,049,571

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $2,105,237 and represents 3.3% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

(5)	Affiliated Companies
(6)	Seven-day yield
ADR	American Depositary Receipts
CHF	Swiss Franc
HKD	Hong Kong Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized		Investment
Affiliate		(Loss)			Gain/Loss		Income
Datadog, Class A		$8,121			$192,715		$—
Rivian Automotive, Series E		—			—		—
T. Rowe Price Government
Reserve Fund		—			—		1,334
Affiliates not held at period end		(45,919)			46,679		—
Totals		$(37,798	) #		$239,394		$1,334+
Supplementary Investment Schedule
	Value	Purchase			Sales		Value
Affiliate	12/31/19	Cost			Cost		9/30/20
Datadog, Class A	$—	163,050			11,386	$	*
Rivian Automotive, Series E	—	357,802			—		357,802
Tencent Music	236,670			—	283,349		—
T. Rowe Price Government
Reserve Fund	166,088			¤	¤		271,989
Total							$629,791^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,334 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $629,791.
* On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GROWTH STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GROWTH STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$61,098,072	$ 753,724	$ 538,997	$ 62,390,793
Convertible Preferred Stocks	—	—	1,533,209	1,533,209
Short-Term Investments	271,989	—	—	271,989
Total	$61,370,061	$ 753,724	$ 2,072,206	$ 64,195,991

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $71,428,000 for the period ended September 30,
2020.

($000s)
	Beginning	Gain (Loss)		Ending Balance
	Balance 1/1/20	During Period	Total Purchases	9/30/20
Investment in Securities
Common Stocks	$324,013	$82,260	$132,724	$538,997
Convertible Preferred
Stocks	983,020	(10,832)	561,021	1,533,209
Total	$1,307,033	$71,428	$693,745	$2,072,206

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund's Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair value, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE GROWTH STOCK FUND

Investments in Securities	Value	Valuation	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	(000s)	Technique(s) +		Input(s)	Input(s) *	from an Increase in
						Input**
Common Stocks	$538,997	Recent comparable	Discount Factor	-#	-#	-#
		transaction price(s)
		Market comparable	Discount for lack of marketability	10%	10%	Decrease
			Enterprise Value to Gross Profit Multiple	15.0x	15.0x	Increase
			Enterprise Value to EBIT Multiple	22.1x - 27.8x	25.0x	Increase
			EBIT Growth Rate	40%	40%	Increase
Convertible Preferred Stocks	$1,533,209	Recent comparable	Discount Factor	-#	-#	-#
		transaction price(s)
			Discount for uncertainty	90%	90%	Decrease
			Discount for lack of collectability	100%	100%	Decrease
		Market comparable	Discount for lack of marketability	10%	10%	Decrease
			Sales Growth Rate	27% - 45%	34%	Increase
			Gross Profit Growth Rate	30% - 32%	31%	Increase
			Gross Merchandise Value Growth Rate	45%	45%	Increase
			Enterprise Value to Sales Multiple	2.7x - 9.7x	6.1x	Increase
			Enterprise Value to Gross Merchandise	0.7x - 1.0x	0.9x	Increase
			Value
			Enterprise Value to Gross Profit Multiple	6.1x - 10.9x	8.5x	Increase

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.